CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (2,147,617)	$ (2,678,088)	$ (5,825,622)	$ (6,097,286)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation - amortization of prepaid services	249,963	249,749
Stock-based compensation	5,945	0	1,710,226	1,810,267
Amortization of discount of notes payable	1,314,760	981,462	1,974,080	1,752,639
Amortization of debt issuance costs	60,478	60,812	122,291	101,852
Amortization of right to use assets	200,398	192,686	310,706	378,261
Amortization of customer acquisition costs			0	34,467
Amortization of patent rights	102,300	111,366	213,666	201,200
Depreciation expense	44,379	122,604	188,675	314,908
Gain on sale of equipment	0	(5,919)	(35,859)	(29,560)
Gain on forgiveness of debt	(299,300)	0
(Gain) Loss on change in fair value of profit share	249,825	(252,390)	(23,537)	374,462
Changes in operating assets and liabilities
Decrease in accounts receivable	3,898	288,826	106,792	419,252
Decrease in inventory	16,383	52,100	(46,629)	(4,082)
Decrease in prepaid expenses and other assets	1,775	13,862	(5,730)	34,915
Decrease in security deposits	2,080	0
(Decrease) Increase in accounts payable and accrued liabilities	897,922	(267,820)	(64,802)	(426,638)
Increase (Decrease) in accrued salaries			491,610	(198,782)
Increase in accrued interest			33,164	129,163
Decrease in operating lease liability	(201,434)	(194,749)	(388,116)	(371,986)
Net cash provided by (used in) operating activities	501,755	(1,325,499)	(1,239,085)	(1,576,948)
Cash flows from investing activities
Cash received from sale of equipment	0	9,500	42,500	30,000
Net cash provided by investing activities	0	9,500	42,500	30,000
Cash flows from financing activities
Payments of notes payable	(34,661)	(64,691)	(165,339)	0
Payments of equipment notes payable	(16,199)	(22,559)	(45,646)	(91,960)
Proceeds from exercise of warrants	246,808	0
Proceeds from exercise of stock options	101,250	0
Proceeds from the issuance of notes payable	299,380	499,300	499,300	0
Payments on secured promissory note			0	(46,682)
Proceeds from the issuance of convertible promissory notes and related warrants			0	2,600,000
Net cash provided by financing activities	596,578	412,050	288,315	2,461,358
Net increase (decrease) in cash and cash equivalents	1,098,333	(903,949)	(908,268)	914,410
Cash and cash equivalents - beginning of period	591,019	1,499,287	1,499,287	584,877
Cash and cash equivalents - end of period	1,689,352	595,338	591,019	1,499,287
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest	41,082	228,458	534,960	0
Taxes	4,518	0	0	14,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS
Cumulative effect on accumulated deficit of lease accounting change			0	77,866
Discount on convertible promissory notes payable			0	485,640
Net adjustment for extension of lease			0	145,267
Stock Issued for consulting services			102,000	0
Stock issued for prepaid services	644,250	200,000	200,000	0
Stock warrants issued for prepaid services			0	243,294
Stock options issued for prepaid services			0	18,723
Stock issued for conversion of convertible notes	4,430,000	0
Stock issued for interest payable	$ 615,339	$ 0
Capital contribution			$ 0	$ (3,412,204)